Segment Reporting (Narrative) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025 customer	Sep. 30, 2025 SEGMENT customer	Dec. 31, 2024 SEGMENT customer	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of operating segments		1	1
Number of reportable business segments		1	1
Number of largest customers | customer	2	2	2
Customer Concentration Risk [Member] | Customers [Member] | REP Subsidiary One [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	27.00%	25.00%	25.00%	25.00%	26.00%
Customer Concentration Risk [Member] | Customers [Member] | REP Subsidiary Two [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	23.00%	22.00%	23.00%	23.00%	24.00%